Labor obligations - Movements in defined benefit obligation (Details) - Defined benefit plan - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in net defined benefit liability (asset) [abstract]
Current service cost	$ 7,465	$ 7,467	$ 7,995
Interest cost	7,156	7,677	7,672
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions	161	10,131
Actuarial gains and losses arising from experience assumptions	(12,995)	14,042	(4,199)
Present value of defined benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Present value of defined benefit obligation at beginning of period	79,905	127,479	111,921
Current service cost	7,465	7,467	7,995
Interest cost	7,156	7,677	7,672
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions	(161)	(10,131)
Actuarial gains and losses arising from experience assumptions	12,995	(14,042)	4,199
Benefits paid	(1,200)	(38,545)	(4,308)
Present value of defined benefit obligation at end of period	$ 106,160	$ 79,905	$ 127,479